Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	[1]	$ 71,312	$ (33,361)	$ (25,403)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	[1]	45,678	37,909	35,037
Deferred income tax expense (benefit)	[1]	(228)	43	941
Changes in current assets and current liabilities	[1]	(8,973)	(1,318)	(2,947)
Changes in deferred charges and credits and other operating activities, net	[1]	587	(34)	(421)
Net cash provided by operating activities	[1]	108,376	3,239	7,207
Cash flows from investing activities:
Capital expenditures	[1]	(38,109)	(121,880)	(127,401)
Acquisitions from Valero Energy Corporation	[1]	(390,144)	(80,116)	0
Proceeds from dispositions of property and equipment	[1]	82	54	8
Net cash used in investing activities	[1]	(428,171)	(201,942)	(127,393)
Cash flows from financing activities:
Proceeds from debt borrowings	[1]	200,000	0	0
Proceeds from notes payable to related party	[1]	555,000	0	0
Repayments of debt and capital lease obligations	[1]	(26,200)	(1,048)	(1,059)
Repayment of note payable to related party	[1]	(185,000)	0	0
Payment of debt issuance costs	[1]	(2,322)	(1,071)	(572)
Prefunding of capital projects by Valero Energy Corporation	[1]	0	0	3,500
Proceeds from issuance of common units, net of discount	[1]	189,683	0	372,449
Proceeds from issuance of general partner units	[1]	4,011	0	0
Payment of offering costs	[1]	(666)	(3,223)	0
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets	[1]	(576,076)	(73,884)	0
Cash distributions to unitholders and distribution equivalent right payments	[1]	(71,715)	(41,837)	0
Net transfers from Valero Energy Corporation	[1]	77,284	181,227	120,986
Net cash provided by financing activities	[1]	163,999	60,164	495,304
Net increase (decrease) in cash and cash equivalents	[1]	(155,796)	(138,539)	375,118
Cash and cash equivalents at beginning of year	[1]	236,579	375,118	0
Cash and cash equivalents at end of year	[1]	$ 80,783	$ 236,579	$ 375,118

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.